EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Prospectuses dated December 13, 2017 and filed with the Securities and Exchange Commission on December 14, 2017 under Rule 497(e) (SEC Accession No. (0001104659-17-073190)) for The Asia Ex Japan Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund and The U.S. Equity Growth Fund.